Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and contingencies
19.	Commitments and contingencies

(a)	Commitments

Lease Commitments

The Group as a lessor

The Group leases out the premises to lessees under non-cancellable operating leases. As at the balance sheet date, lease commitments under non-cancellable operating leases where the Group is the lessors are as follows:

2025
Lease income receivable
within 1 year	826,931
after 1 year but not later than 5 years	314,465
Total	1,141,396

The above operating leases do not provide for contingent rents.

The Group as a lessee

The total future minimum lease payments of short-term lease under the non-cancellable operating lease with respect to the house as of December 31, 2025 are payable as follows:

Lease Commitment
Within 1 year	165,000
Total	165,000

As of December 31, 2025, the Group did not have any purchase commitments or capital commitments.

Others

During the year, the Group entered into two agreements for customized education platform development, covering a smart virtual simulation platform with a total contract amount of RMB6.7 million and a digital campus management platform with a total contract amount of RMB5.8 million. Both platforms are expected to be completed in 2027, with future payments of RMB2,680,000 and RMB2,320,000, respectively.

(b)	Litigations

On December 18, 2023, Lishui Mengxiang, as applicant, filed an arbitration application against Beijing S.K. and its affiliates, as respondents in relation to the breach of the investment cooperation agreement entered into between the two parties on July 27, 2021 and a series of investment supplemental agreement entered into between the two parties during 2023 and 2024. The main arbitration claim was to request the respondents to pay the contract amount of RMB72.41 million and the liquidated damages of RMB20 million. On April 3, 2025, the Beijing Arbitration Commission rendered a final award granting the applicant’s main arbitration claims. As of the date of this annual report, Lishui Mengxiang has not yet received the aforementioned amount.

In the opinion of management, there were no other pending or threatened claims and litigation as of December 31, 2025 and through the issuance date of these consolidated financial statements.